Note 35 - Purchase and sale commitments and future payment obligations (Tables)	12 Months Ended
Dec. 31, 2019
Purchase and sale commitments and future payment obligations
Table of Purchase And Sale Commitments
Purchase and sale commitments (Millions of Euros)
	Notes	2019	2018	2017
Financial instruments sold with repurchase commitments		45,956	42,993	40,077
Financial liabilities held for trading		41,902	36,815	-
Central banks	10	7,635	10,511	-
Credit institutions	10	24,578	14,839	-
Customer deposits	10	9,689	11,466	-
Financial liabilities at amortized cost		4,054	6,178	40,077
Central banks	22	826	375	6,155
Credit institutions	22	2,693	4,593	24,843
Customer deposits	22	535	1,209	9,079
Financial instruments purchased with resale commitments		35,784	28,034	26,368
Financial assets held for trading		33,941	27,262	-
Central banks	10	535	2,163	-
Credit institutions	10	21,219	13,305	-
Loans and advances to customers	10	12,187	11,794	-
Financial assets at amortized cost		1,843	772	26,368
Central banks		-	-	305
Credit institutions	14	1,817	478	13,861
Loans and advances to customers		26	294	12,202

Maturity Of Future Payment Obligations
Maturity of future payment obligations (Millions of Euros)
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Purchase commitments	23	-	-	-	23
Technology and systems projects	4	-	-	-	4
Other projects	19	-	-	-	19
Total	23	-	-	-	23